Shareholders' Equity and Minimum Regulatory Capital Requirements (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity and Minimum Regulatory Capital Requirements (Additional Textual) [Abstract]
Period of Retained Net Profit	2 years
Capital Bank, NA [Member]
Shareholders' Equity and Minimum Regulatory Capital Requirements (Textual) [Abstract]
Total capital equal to risk-weighted assets	18.80%	16.70%
Tier 1 capital equal to risk-weighted assets	17.60%	15.80%
Minimum leverage ratio of (Tier 1 Capital ratio)	12.00%	10.40%
Acquisition date of agreement	Jul. 16, 2010
Prohibited period for paying a dividend	3 years
Capital Bank, NA [Member] | Minimum [Member]
Shareholders' Equity and Minimum Regulatory Capital Requirements (Textual) [Abstract]
Total capital equal to risk-weighted assets	12.00%
Tier 1 capital equal to risk-weighted assets	11.00%
Minimum leverage ratio of (Tier 1 Capital ratio)	10.00%